Stock-Based Compensation - Schedule of Valuation Assumptions, Profit Unit Interests (Detail) - Profit Unit Interest	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	3 years
Volatility	68.00%
Discount for lack of marketability	45.00%
Risk free rate	0.20%